ORGANIZATION AND NATURE OF BUSINESS (Details)-Q	Jun. 30, 2016 a item
ORGANIZATION AND NATURE OF BUSINESS
Oil wells gross | item	38
Oil wells net | item	16.6
Acres Gross | a	9,877
Acres Net | a	2,432